Net Defined Benefit Liabilities - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 yr
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of the defined benefit obligations | yr		7.4
Subsequent event [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expected contributions to post-employment benefit plans | ₩	₩ 320,899